ORDINARY SHARES AND STATUTORY RESERVE - Treasury Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ORDINARY SHARES AND STATUTORY RESERVE
Total consideration of shares repurchased	¥ 7,360	¥ 2,428	¥ 17,103
Treasury Shares
ORDINARY SHARES AND STATUTORY RESERVE
Shares repurchased	5,119,698	496,240	3,409,080
Total consideration of shares repurchased	¥ 7,360	¥ 2,428	¥ 17,103